LONG-TERM DEBT - Guarantees (Narrative) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
Letters of credit outstanding	$ 95.9
Letters of credit collateralized by cash
Guarantor Obligations [Line Items]
Outstanding commercial standby letters of credit, surety bonds and bank guarantees	25.4
Commercial standby letters of credit
Guarantor Obligations [Line Items]
Outstanding commercial standby letters of credit, surety bonds and bank guarantees	1.2
Surety bonds
Guarantor Obligations [Line Items]
Outstanding commercial standby letters of credit, surety bonds and bank guarantees	55.4
Bank guarantees
Guarantor Obligations [Line Items]
Outstanding commercial standby letters of credit, surety bonds and bank guarantees	37.3
Bank guarantees backed by cash collateral
Guarantor Obligations [Line Items]
Outstanding commercial standby letters of credit, surety bonds and bank guarantees	$ 17.6